DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	AGENCY MORTGAGE BACKED SECURITIES — 1.3%
1,117,107	Fannie Mae REMICS Series 2012-90 SA(a),(b)	US0001M + 6.050%	0.9000	08/25/42	$ 86,177
4,653,977	Fannie Mae REMICS Series 2012-144 SH(a),(b)	US0001M + 6.100%	0.9500	01/25/43	481,707
3,984,474	Fannie Mae REMICS Series 2017-16 CS(a),(b)	US0001M + 6.050%	0.9000	03/25/47	390,879
2,523,811	Fannie Mae REMICS Series 2017-14 DS(a),(b)	US0001M + 6.050%	0.9000	03/25/47	252,566
2,498,569	Fannie Mae REMICS Series 2017-68 SN(a),(b)	US0001M + 6.150%	1.0000	09/25/47	288,128
1,921,982	Fannie Mae REMICS Series 2018-64 SE(a),(b)	US0001M + 6.200%	1.0500	09/25/48	184,696
2,570,764	Freddie Mac Military Housing Bonds Series 2015-R1 C3(c),(d),(i)		5.9280	11/25/52	2,175,269
658,899	Freddie Mac REMICS Series 4238 NS(a),(b)	US0001M + 6.700%	1.5070	02/15/42	57,449
3,538,646	Freddie Mac REMICS Series 4416 DS(a),(b)	US0001M + 6.100%	0.9070	12/15/44	326,426
206,900	Freddie Mac REMICS Series 4583 ST(a),(b)	US0001M + 6.000%	0.8070	05/15/46	17,998
1,837,690	Freddie Mac REMICS Series 4685 SA(a),(b)	US0001M + 6.100%	0.9070	05/15/47	202,361
3,931,204	Freddie Mac REMICS Series 4718 SC(a),(b)	US0001M + 6.150%	0.9570	09/15/47	430,518
1,289,472	Freddie Mac REMICS Series 4796 AS(a),(b)	US0001M + 6.200%	1.0070	05/15/48	128,292
2,965,683	Government National Mortgage Association Series 2007-15 IO(b),(d)		1.5960	03/16/47	34,158
11,026,991	Government National Mortgage Association Series 2019-111 SK(a),(b)	US0001M + 3.430%	0.0001	09/20/49	147,442
4,370,472	Government National Mortgage Association Series 2015-6 IO(b),(d)		0.4790	02/16/51	48,080
2,641,715	Government National Mortgage Association Series 2013-15 IO(b),(d)		0.5620	08/16/51	50,053
845,040	Government National Mortgage Association Series 2012-72 IO(b),(d)		0.5600	11/16/52	6,587
254,186	Government National Mortgage Association Series 2015-122 IO(b),(d)		0.5840	05/16/57	575
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $18,285,769)				5,309,361

	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(a)	US0001M + 5.250%	10.4000	12/25/32	166,216
460,776	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(a)	US0001M + 0.750%	5.9000	09/25/33	459,795
481,733	ABFC 2004-OPT4 Trust Series 2004-OPT4 M3(a)	US0001M + 2.175%	7.3250	08/25/33	453,538
562,272	Accredited Mortgage Loan Trust 2005-3 Series 2005-3 M6(a)	US0001M + 0.700%	6.2000	09/25/35	364,985
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(a)	US0001M + 0.460%	5.6100	12/25/35	80,646
338,700	ACE Securities Corp Home Equity Loan Trust Series Series 2003-FM1 M6(a)	US0001M + 5.250%	10.4000	11/25/32	274,876
141,259	ACE Securities Corp Home Equity Loan Trust Series Series 2003-NC1 M4(a)	US0001M + 5.250%	10.4000	07/25/33	120,643

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
469,604	ACE Securities Corp Home Equity Loan Trust Series Series 2003-HE1 M5(a)	US0001M + 5.250%	10.4000	11/25/33	$ 444,395
34,290	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M2(a)	US0001M + 1.575%	6.7250	04/25/34	33,137
80,583	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M4(a)	US0001M + 3.000%	8.1500	04/25/34	73,867
245,351	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M5(a)	US0001M + 3.375%	8.5250	04/25/34	196,289
1,418,184	ACE Securities Corp Home Equity Loan Trust Series Series 2004-RM2 M5(a)	US0001M + 1.395%	6.5450	01/25/35	926,080
37,471	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(d)		4.8030	08/25/35	36,564
1,751,523	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(a)	US0001M + 0.300%	5.4500	03/25/37	2,030,136
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(a)	US0001M + 2.330%	7.4800	04/25/34	215,594
184,231	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(a)	US0001M + 2.780%	7.9300	04/25/34	33,948
1,193,603	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B1(a)	US0001M + 2.850%	8.0000	09/25/34	1,200,993
635,307	AFC Home Equity Loan Trust Series 1999-2 1A(a)	US0001M + 0.810%	5.9600	06/25/29	385,447
141,266	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(d)		6.1360	04/25/33	73,135
95,505	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	70,625
720,020	Alternative Loan Trust 2004-8CB Series 2004-8CB M3(a)	US0001M + 2.850%	8.0000	06/25/34	815,771
371,579	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(a),(b)	US0001M + 5.070%	0.0001	06/25/35	23,953
584,180	Alternative Loan Trust 2005-45 Series 2005-45 2A1(a)	12MTA + 2.050%	6.0260	10/20/35	424,460
1,129,553	Alternative Loan Trust 2005-50CB Series 2005-50CB 3A1		6.0000	11/25/35	455,239
361,759	Alternative Loan Trust 2005-56 Series 2005-56 5A1(a)	US0001M + 0.640%	5.7900	11/25/35	290,821
606,592	Alternative Loan Trust 2005-65CB Series 2005-65CB 2A4		5.5000	12/25/35	440,896
422,617	Alternative Loan Trust 2005-65CB Series 2005-65CB 1A5(a)	US0001M + 0.750%	5.5000	01/25/36	268,384
1,647,260	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(a),(b)	US0001M + 5.270%	0.1200	11/25/36	119,306
467,293	Alternative Loan Trust 2006-36T2 Series 2006-36T2 1A9(a)	US0001M + 0.900%	6.0500	12/25/36	156,752
172,191	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(d)		4.3090	05/25/36	151,994
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/23	212,612
163,577	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	92,709
22,281,261	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(b),(e),(i)		0.0001	08/25/46	133,534
5,347,779	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(b),(e),(i)		0.0001	08/25/46	18,302
1,088,916	Alternative Loan Trust 2006-OA11 Series 2006-OA11 A1B(a)	US0001M + 0.380%	5.5300	09/25/46	1,018,636
13,586,199	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(b),(d),(i)		0.0001	11/25/46	17,297
5,734,573	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(b),(d)		0.9970	12/20/46	360,872
232,198	Alternative Loan Trust 2006-OA19 Series 2006-OA19 A1(a)	US0001M + 0.180%	5.3370	02/20/47	181,160
37,306,508	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(b),(d),(i)		0.1010	05/20/46	308,816

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
2,009,453	Alternative Loan Trust 2006-OA7 Series 2006-OA7 2A1(a)	12MTA + 0.940%	4.6830	06/25/46	$ 1,708,949
6,490	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(a)	US0001M + 0.320%	5.4700	07/25/36	7,047
1,883	Alternative Loan Trust 2007-J2 Series J2 2A1(i)		6.0000	07/25/37	1,883
152,830	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	89,313
1,214,077	American Home Mortgage Assets Trust 2005-1 Series 2005-1 3A22(a)	US0001M + 0.660%	5.8100	11/25/35	949,313
470,771	American Home Mortgage Assets Trust 2006-1 Series 2006-1 1A2(a)	US0001M + 0.190%	5.3400	05/25/46	400,049
190,288	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(a)	12MTA + 0.960%	4.9360	09/25/46	164,194
146,804	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(a)	US0001M + 0.190%	5.5300	06/25/47	127,710
2,827,786	American Home Mortgage Investment Trust 2005-4 Series 2005-4 1A2(a)	US0001M + 0.760%	5.9100	11/25/45	2,803,484
508,058	American Home Mortgage Investment Trust 2006-3 Series 2006-3 11A2(a)	US0001M + 0.460%	5.6100	12/25/46	492,664
4,240,794	American Home Mortgage Investment Trust 2007-2 Series 2007-2 12A1(a)	US0001M + 0.540%	5.6900	03/25/37	1,580,281
3,157,162	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M4(a)	US0001M + 3.225%	8.3750	08/25/32	2,791,563
675,141	Ameriquest Mortgage Securities Asset-Backed Series 2003-11 M5(a)	US0001M + 4.875%	4.1650	12/25/33	615,664
3,601,503	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(a)	US0001M + 1.155%	6.3050	01/25/36	3,339,278
163,893	Amortizing Residential Collateral Trust Series 2001-BC5 M1(a)	US0001M + 0.550%	5.9750	08/25/31	175,165
1,171,717	Amortizing Residential Collateral Trust 2001-BC6 Series 2001-BC6 M1(a)	US0001M + 1.200%	6.3500	10/25/31	1,048,320
255,839	Amortizing Residential Collateral Trust 2001-BC6 Series 2001-BC6 M2(a)	US0001M + 2.025%	7.1750	10/25/31	212,041
123,022	Amortizing Residential Collateral Trust 2002-BC5 Series 2002-BC5 M2(a)	US0001M + 1.800%	6.9500	07/25/32	121,829
335,922	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W10 M3(a)	US0001M + 2.775%	3.3420	01/25/34	268,483
288,176	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(a)	US0001M + 0.150%	5.3000	09/25/36	94,954
164,007	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(a)	US0001M + 4.125%	9.2750	06/25/34	176,783
328,572	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(a)	US0001M + 1.800%	6.9500	12/25/34	253,829
199,370	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M4(a)	US0001M + 1.230%	6.3800	02/25/35	194,053
790,274	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(a)	US0001M + 1.875%	7.0250	02/25/35	795,400
895,175	Banc of America Alternative Loan Trust 2006-5 Series 2006-5 CBIO(b)		6.0000	06/25/46	160,609
1,459,059	Banc of America Alternative Loan Trust 2006-6 Series 2006-6 CBIO(b)		6.0000	07/25/46	184,151
177,375	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(a),(b)	US0001M + 786.000%	6.0000	11/25/36	32,824
353,282	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(b)		6.0000	11/25/46	72,918
2,917,698	Banc of America Funding 2005-C Trust Series 2005-C M2(a)	US0001M + 0.650%	5.8070	05/20/35	2,164,159

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
65,467	Banc of America Funding 2005-F Trust Series 2005-F 1A1(a)	US0001M + 0.620%	5.7770	09/20/35	$ 48,384
1,393,031	Banc of America Funding 2006-D Trust Series 2006-D 1A2(a)	US0001M + 0.560%	5.7170	05/20/36	426,784
476,089	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(b)		6.0000	01/25/37	70,841
18,729,314	BANK 2017-BNK6 Series 2017-BNK6 XG(b),(c),(d),(i)		1.5000	07/15/60	818,164
74,770	Bayview Commercial Asset Trust 2003-2 Series 2003-2 M2(a),(c)	US0001M + 3.225%	8.3750	12/25/33	74,402
318,807	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M2(a),(c)	US0001M + 0.720%	5.8700	08/25/35	297,423
414,393	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M4(a),(c)	US0001M + 0.915%	6.0650	08/25/35	386,459
84,639	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M5(a),(c)	US0001M + 0.930%	6.0800	08/25/35	78,742
84,639	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M6(a),(c)	US0001M + 0.990%	6.1400	08/25/35	78,888
527,991	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M1(a),(c)	US0001M + 0.660%	5.5900	11/25/35	482,313
36,365	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M2(a),(c)	US0001M + 0.735%	5.6400	11/25/35	33,218
335,990	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M3(a),(c)	US0001M + 0.765%	5.6600	11/25/35	306,272
40,580	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M4(a),(c)	US0001M + 0.900%	5.7500	11/25/35	37,207
747,588	Bayview Commercial Asset Trust 2005-3 Series 2005-3A B1(a),(c)	US0001M + 1.650%	6.2500	11/25/35	703,567
270,016	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M3(a),(c)	US0001M + 0.750%	5.9000	01/25/36	246,962
138,299	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M4(a),(c)	US0001M + 0.915%	6.0650	01/25/36	127,162
19,205	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M1(a),(c)	US0001M + 0.570%	5.7200	04/25/36	17,296
20,292	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M2(a),(c)	US0001M + 0.600%	5.7500	04/25/36	18,219
9,894	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(a),(c)	US0001M + 0.780%	5.9300	04/25/36	8,879
9,603	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M5(a),(c)	US0001M + 0.840%	5.9900	04/25/36	8,603
132,242	Bayview Commercial Asset Trust 2006-2 Series 2006-2A M1(a),(c)	US0001M + 0.465%	5.4600	07/25/36	121,735
38,537	Bayview Commercial Asset Trust 2006-2 Series 2006-2A M3(a),(c)	US0001M + 0.525%	5.5000	07/25/36	35,371
817,771	Bayview Commercial Asset Trust 2006-4 Series 2006-4A M1(a),(c)	US0001M + 0.435%	5.5850	12/25/36	750,857
4,000,000	Bayview Commercial Asset Trust 2006-SP1 Series 2006-SP1 B2(a),(c)	US0001M + 3.375%	8.5250	04/25/36	3,313,111
805,558	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M1(a),(c)	US0001M + 0.330%	5.6450	01/25/37	741,237
1,236,853	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M4(a),(c)	US0001M + 0.470%	5.8550	01/25/37	1,201,188
383,869	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M5(a),(c)	US0001M + 0.490%	5.8850	01/25/37	353,180
412,381	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M6(a),(c)	US0001M + 0.560%	5.9900	01/25/37	381,169
934,430	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(a),(c)	US0001M + 1.200%	6.9500	01/25/37	1,598,177
283,915	Bayview Commercial Asset Trust 2007-1 Series 2007-1 M2(a),(c)	US0001M + 0.290%	5.5850	03/25/37	266,521
217,668	Bayview Commercial Asset Trust 2007-1 Series 2007-1 M3(a),(c)	US0001M + 0.320%	5.6300	03/25/37	195,905
1,126,525	Bayview Commercial Asset Trust 2007-2 Series 2007-2A A2(a),(c)	US0001M + 0.320%	5.4700	07/25/37	1,002,198
1,392,473	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(a),(c)	US0001M + 0.550%	5.9750	09/25/37	1,895,790
11,225,473	Bayview Commercial Asset Trust 2007-5 Series 2007-5A A4(a),(c)	US0001M + 1.500%	6.6500	10/25/37	7,500,299

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
143,321	Bayview Financial Acquisition Trust Series 2006-D 1A4(e)		6.5960	12/28/36	$ 156,995
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(a)	US0001M + 2.025%	6.5280	06/28/44	2,179,421
4,756,909	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B2(a)	US0001M + 5.250%	10.4100	08/28/44	5,230,288
567,712	BCAP, LLC 2008-RR3 Trust Series 2008-RR3 A1B(c),(d)		6.6940	10/25/36	193,940
1,703,699	BCAP, LLC 2009-RR4 Trust Series 2009-RR4 1A2(c),(d)		1.7590	06/26/37	482,530
272,042	BCMSC Trust 2001-A Series 2001-A M2(d)		8.2650	12/15/30	102,608
82,708	Bear Stearns ALT-A Trust Series 2004-7 1A1(d),(i)		2.6250	10/25/34	61,248
746,724	Bear Stearns ALT-A Trust 2003-5 Series 2003-5 M(d)		4.7360	12/25/33	687,616
267,019	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(d)		4.3940	01/25/34	147,057
1,714,386	Bear Stearns ALT-A Trust 2005-10 Series 2005-10 11A1(a)	US0001M + 0.500%	5.6500	01/25/36	1,627,609
1,014,625	Bear Stearns ALT-A Trust 2005-3 Series 2005-3 1A1(d)		3.6520	04/25/35	892,771
227,937	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(d)		3.9540	09/25/35	96,350
1,328,105	Bear Stearns ALT-A Trust 2006-4 Series 2006-4 23A4(d)		3.8710	08/25/36	910,038
395,783	Bear Stearns ALT-A Trust 2007-2 Series 2007-2 1A1(a)	US0001M + 0.340%	5.4900	04/25/37	345,527
111,001	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(d)		3.5550	09/25/34	101,678
312,250	Bear Stearns ARM Trust 2005-12 Series 2005-12 23A1(d)		4.5250	02/25/36	280,822
71,661	Bear Stearns ARM Trust 2007-4 Series 2007-4 22A1(d)		3.8910	06/25/47	64,646
293,321	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M6(a)	US0001M + 2.850%	4.9020	06/25/34	264,858
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(a)	US0001M + 4.125%	5.0870	08/25/34	100,249
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(a)	US0001M + 5.625%	10.7750	08/25/34	174,423
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(a)	US0001M + 2.850%	4.9980	09/25/34	813,350
542,598	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(a)	US0001M + 2.700%	4.9980	09/25/34	494,500
455,057	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M3(a)	US0001M + 2.100%	7.2500	09/25/34	441,475
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(a)	US0001M + 2.625%	7.7750	09/25/34	628,738
31,105	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(a)	US0001M + 0.400%	5.5500	10/25/34	26,505
708,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(a)	US0001M + 6.000%	11.1500	10/25/34	716,975
376,471	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(a)	US0001M + 2.625%	5.0820	11/25/34	357,324
189,755	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(a)	US0001M + 2.700%	5.3170	12/25/34	198,640
758,277	Bear Stearns Asset Backed Securities I Trust Series 2006-HE10 23A(a)	US0001M + 0.140%	4.5680	12/25/36	940,232
170,424	Bear Stearns Asset Backed Securities Trust Series 1999-2 MF1(e)		8.2200	10/25/29	216,890
40,994	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(e)		8.4100	10/25/29	40,849
217,459	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(e)		5.6580	09/25/33	178,569
49,973	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(a)	US0001M + 4.875%	10.0250	10/25/33	59,913
45,528	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(a)	US0001M + 2.650%	7.8000	11/25/33	33,079

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(a)	US0001M + 3.375%	5.3700	01/25/34	$ 79,437
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(a)	US0001M + 2.850%	5.3700	01/25/34	81,510
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(a)	US0001M + 6.000%	5.5270	02/25/34	121,266
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(a)	US0001M + 4.875%	5.1830	03/25/34	493,554
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(a)	US0001M + 2.625%	5.1830	03/25/34	9,547
77,878	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(a)	US0001M + 1.875%	7.0250	07/25/34	63,675
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(a)	US0001M + 5.625%	10.7750	07/25/34	40,548
37,632	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(e)		6.0000	12/25/42	10,462
1,016,463	Bear Stearns Asset Backed Securities Trust Series 2005-SD2 2B(a)	US0001M + 3.750%	8.9000	12/25/44	1,050,671
77,093	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	66,930
1,583,273	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(a)	US0001M + 0.520%	5.6700	08/25/36	1,989,089
325,210	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A1(a)	US0001M + 0.160%	5.3100	12/25/46	267,058
2,723,388	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(a)	US0001M + 0.210%	5.3600	12/25/46	2,735,572
2,557,360	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(a)	US0001M + 0.210%	5.3600	01/25/37	2,472,952
150,153	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A1(a)	US0001M + 0.140%	5.2900	03/25/37	129,514
1,970,078	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(a)	US0001M + 0.180%	5.3300	03/25/37	2,040,080
1,737,229	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(a)	US0001M + 0.190%	5.5300	04/25/37	1,715,750
22,532	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(a)	US0001M + 0.320%	5.4700	03/25/37	23,049
5,221,919	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(a)	US0001M + 0.930%	6.0800	12/25/35	3,310,101
710,222	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(c),(e)		6.0400	01/25/39	668,493
548,904	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF1A(a)	US0001M + 0.070%	2.9590	01/25/37	170,027
813,840	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF2(e)		5.7210	01/25/37	254,748
2,228,773	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF6(e)		5.8350	01/25/37	697,443
792,273	CDC Mortgage Capital Trust 2003-HE2 Series 2003-HE2 M2(a)	US0001M + 2.850%	8.0000	10/25/33	779,112
667,852	CDC Mortgage Capital Trust 2004-HE1 Series 2004-HE1 M1(a)	US0001M + 0.855%	6.0050	06/25/34	764,035
581,470	CDC Mortgage Capital Trust 2004-HE1 Series 2004-HE1 M2(a)	US0001M + 1.800%	6.9500	06/25/34	580,278
360,423	CDC Mortgage Capital Trust 2004-HE3 Series 2004-HE3 M2(a)	US0001M + 1.800%	5.8900	11/25/34	340,554
284,101	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(e)		7.3300	07/25/32	226,614
48,684	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(a)	US0001M + 1.730%	6.8800	03/25/33	45,446
658,373	Centex Home Equity Loan Trust 2004-B Series 2004-B M5(a)	US0001M + 1.575%	6.7250	03/25/34	602,940

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
108,575	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(a)	US0001M + 1.035%	6.1850	09/25/34	$ 111,943
2,500,000	CFCRE Commercial Mortgage Trust 2016-C6 Series 2016-C6 D(c),(d)		4.3190	11/10/49	1,839,403
3,050,000	CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7 D(c),(d)		4.5300	12/10/54	2,118,536
163,568	Chase Funding Trust Series 2003-1 Series 2003-1 2A2(a)	US0001M + 0.660%	5.8100	11/25/32	161,582
109,783	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	76,113
400,961	Chase Mortgage Finance Trust Series 2005-S3 Series 2005-S3 A10		5.5000	11/25/35	301,509
43,842	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(d)		4.3050	02/25/37	43,285
23,445	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(d)		4.5950	02/25/37	21,190
578,849	ChaseFlex Trust Multi-Class Mortgage Pass-Through Series 2007-M1 2AV2(a)	US0001M + 0.230%	4.0420	08/25/37	486,074
698,035	Chevy Chase Funding, LLC Mortgage-Backed Series 2003-4A B1(c),(d)		5.5830	10/25/34	637,881
38,017	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(a),(c)	US0001M + 0.320%	5.4700	05/25/35	36,282
543,510	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-4A B1(c),(d)		4.4420	10/25/35	413,157
443,148	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(a),(c)	US0001M + 0.180%	5.3300	05/25/48	279,956
484,506	CHL Mortgage Pass-Through Trust 2003-48 Series 2003-48 B1(d)		4.2240	10/25/33	25,545
248,576	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(d)		4.3060	02/19/34	223,002
28,113	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(a)	US0001M + 0.780%	5.9300	02/25/35	22,380
5,348,952	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(b),(d),(i)		0.0001	02/25/35	53
40,557	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 3A3(d)		3.4890	04/25/35	31,195
21,283	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(a)	US0001M + 0.270%	5.4200	04/25/35	19,557
245,039	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(a)	US0001M + 0.320%	5.4700	04/25/35	136,126
244,909	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	102,691
290,428	CHL Mortgage Pass-Through Trust 2005-2 Series 2005-2 2A3(a)	US0001M + 0.680%	5.8300	03/25/35	264,241
77,770	CHL Mortgage Pass-Through Trust 2006-HYB3 Series 2006-HYB3 2A1A(d)		3.9370	05/20/36	69,935
102,719	CHL Mortgage Pass-Through Trust 2007-HYB2 Series 2007-HYB2 3A1(d)		3.5710	02/25/47	89,196
258,967	CHL Mortgage Pass-Through Trust 2007-J3 Series 2007-J3 A9		6.0000	07/25/37	120,428
65,258	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	41,736
34,292	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0000	08/25/37	24,462
4,071,536	Citicorp Residential Mortgage Trust Series 2006-1 Series 2006-1 M3(e)		4.6340	07/25/36	2,530,398
1,325,215	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(e)		5.9960	09/25/36	568,067
3,500,000	Citigroup Commercial Mortgage Trust 2014-GC21 Series 2014-GC21 E(c),(d)		3.5880	05/10/47	2,133,138
19,450,641	Citigroup Commercial Mortgage Trust 2015-GC27 Series 2015-GC27 XH(b),(c),(d),(i)		1.5670	02/10/48	327,946
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	1,904,509

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
147,303	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	$ 77,561
189,233	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(a)	US0001M + 1.350%	6.5000	01/25/32	197,450
39,822	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(d)		4.4290	03/25/34	37,462
147,109	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(d)		3.9690	08/25/35	121,539
67,964	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(a)	H15T1Y + 2.400%	6.3800	03/25/36	62,706
67,233	Citigroup Mortgage Loan Trust 2007-10 Series 2007-10 22AA(d)		3.9300	09/25/37	59,039
224,299	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(a),(c)	US0001M + 0.170%	5.3200	05/25/37	189,845
78,332	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(a)	US0001M + 0.080%	5.2300	01/25/37	57,446
40,726	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(d)		4.0340	07/25/37	35,513
326,782	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(e)		6.3330	01/25/37	121,549
40,724	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(d)		4.1830	02/25/34	41,245
116,031	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M5(a)	US0001M + 1.095%	6.2450	02/25/35	106,790
1,322,377	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(a)	US0001M + 1.875%	7.0250	08/25/35	1,478,808
4,318,793	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(a)	US0001M + 0.975%	6.1250	10/25/35	2,204,502
452,329	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 1A1(a)	US0001M + 0.260%	5.4100	11/25/35	375,569
63,369	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	56,382
1,133,634	CitiMortgage Alternative Loan Trust Series 2007-A4 Series 2007-A4 1A7		5.7500	04/25/37	1,019,694
2,985,160	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(a),(b)	US0001M + 5.400%	0.2500	06/25/37	113,763
918,000	COMM 2013-CCRE7 Mortgage Trust Series 2013-CR7 E(c),(d)		4.3980	03/10/46	682,533
1,300,000	COMM 2014-LC17 Mortgage Trust Series 2014-LC17 E(c)		3.1140	10/10/47	1,035,951
1,885,953	Conseco Finance Corporation Series 1996-8 B1(d)		7.9500	11/15/26	1,727,655
133,571	Conseco Finance Corporation Series 1997-2 M1(d)		7.5400	06/15/28	130,427
2,881,348	Conseco Finance Corporation Series 1999-1 M1(d)		6.5600	11/01/28	2,601,929
2,426,585	Conseco Finance Corporation Series 1998-4 M1(d)		6.8300	04/01/30	2,246,467
197,942	Conseco Finance Corporation/Old Series 2002-A B1(a)	US0001M + 5.250%	10.4430	04/15/32	198,886
226,099	Conseco Finance Home Equity Loan Trust 2002-B Series 2002-B B1(a)	US0001M + 5.250%	10.4430	05/15/33	227,066
933,768	Conseco Finance Securitizations Corporation Series 2001-2 M1(d)		7.6900	03/01/31	807,625
3,000,000	Conseco Finance Securitizations Corporation Series 2002-1 M2(d)		9.5460	12/01/33	2,725,938
890,720	Conseco Finance Securitizations Corporation Series 2002-1 B1(d)		9.7710	12/01/33	40,658
1,084,194	Countrywide Asset-Backed Certificates Series 2002-BC3 M1(a)	US0001M + 0.900%	6.0500	05/25/32	1,051,459
525,220	Countrywide Asset-Backed Certificates Series 2002-4 M2(a)	US0001M + 2.250%	7.4000	11/25/32	516,929
136,571	Countrywide Asset-Backed Certificates Series 2003-BC5 M4(a)	US0001M + 2.550%	7.7000	04/25/33	137,243

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
543,629	Countrywide Asset-Backed Certificates Series 2003-4 M1(a)	US0001M + 1.020%	6.1700	09/25/33	$ 490,589
200,272	Countrywide Asset-Backed Certificates Series 2004-BC3 M5(a)	US0001M + 1.875%	7.0250	04/25/34	184,239
506,367	Countrywide Asset-Backed Certificates Series 2004-8 M4(a)	US0001M + 1.875%	7.0250	10/25/34	371,575
102,418	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(a)	US0001M + 0.500%	5.6500	03/25/36	102,311
3,244,660	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(a)	US0001M + 0.975%	6.1250	04/25/36	2,486,571
1,829,536	Countrywide Asset-Backed Certificates Series 2006-1 MV2(a)	US0001M + 0.615%	3.7290	07/25/36	1,684,037
365,119	Countrywide Asset-Backed Certificates Series 2006-12 1A(a)	US0001M + 0.260%	5.4100	12/25/36	318,446
112,465	Countrywide Asset-Backed Certificates Series 2006-23 1A(a)	US0001M + 0.140%	5.2900	05/25/37	103,657
231,904	Countrywide Asset-Backed Certificates Series 2006-21 M1(a)	US0001M + 0.230%	5.3800	05/25/37	150,462
839,438	Countrywide Asset-Backed Certificates Series 2007-SD1 A1(a),(c)	US0001M + 0.900%	6.0500	03/25/47	690,777
264,542	Credit Suisse First Boston Mortgage Securities Series 2002-AR21 CB1(d)		3.8820	06/25/32	256,257
78,867	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(a)	US0001M + 2.000%	7.1500	10/25/32	77,455
1,084,093	Credit Suisse First Boston Mortgage Securities Series 2003-1 DB2(d)		6.6550	02/25/33	819,389
88,637	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(d)		4.2540	03/25/33	84,533
705,500	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(a)	US0001M + 2.100%	7.2500	02/25/34	721,795
114,483	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(a)	US0001M + 3.250%	3.7180	04/25/34	102,180
999,771	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(a)	US0001M + 1.150%	6.3000	11/25/34	924,837
568,329	Credit Suisse First Boston Mortgage Securities Series 2005-1 1A4		5.5000	02/25/35	513,714
928,113	Credit-Based Asset Servicing and Securitization, Series 2002-CB2 M2(a)	US0001M + 1.950%	7.1000	04/25/32	921,409
510,950	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(a)	US0001M + 3.000%	4.7320	05/25/32	522,683
75,616	Credit-Based Asset Servicing and Securitization, Series 2003-CB1 M1(a)	US0001M + 1.425%	4.8060	01/25/33	74,038
221,578	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B4(a),(c)	US0001M + 3.750%	3.2890	03/25/34	235,353
145,075	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B3(a)	US0001M + 4.875%	3.2890	03/25/34	210,996
108,178	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B2(a)	US0001M + 3.000%	3.2890	03/25/34	111,485
83,545	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(a)	US0001M + 2.700%	4.3350	07/25/35	68,393
21,830	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(a)	US0001M + 0.795%	3.3750	12/25/35	21,068
924,671	Credit-Based Asset Servicing and Securitization, Series 2006-RP2 M1(a),(c)	US0001M + 1.050%	6.2000	07/25/36	910,056
445,000	Credit-Based Asset Servicing and Securitization, Series 2007-CB4 A2C(e)		6.1140	04/25/37	275,481
1,000,000	Csail 2015-C2 Commercial Mortgage Trust Series 2015-C2 D(d)		4.3150	06/15/57	594,371
551,188	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(d)		5.9900	11/25/34	291,532
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(d)		5.6540	07/25/35	94,036
1,883,000	CWABS Asset-Backed Certificates Trust 2005-4 Series 2005-4 MF3(d)		5.2360	07/25/35	1,529,548
1,499,217	CWABS Inc Asset-Backed Certificates Trust 2004-4 Series 2004-4 B(a)	US0001M + 4.500%	9.6500	08/25/33	1,575,300

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
20,701	CWABS Inc Asset-Backed Certificates Trust 2004-5 Series 2004-5 M1(a)	US0001M + 0.855%	6.0050	08/25/34	$ 20,594
584,452	CWHEQ Revolving Home Equity Loan Trust Series Series 2005-B 2A(a),(c)	US0001M + 0.180%	5.3730	05/15/35	576,701
121,515	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(e)		8.1000	01/15/30	79,455
74,912	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(d)		5.5000	11/25/35	109,925
660,415	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5 23A		6.0000	10/25/23	354,597
1,112,314	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(a)	US0001M + 0.400%	5.5500	08/25/47	830,249
1,003,227	Deutsche Mortgage Securities Inc REMIC Trust Series 2008-RS1 4A2(a),(c)	US0001M + 0.250%	5.4420	05/28/37	418,391
12,607	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(a)	US0001M + 1.650%	6.8070	08/25/35	11,051
257,300	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(a)	US0001M + 1.875%	7.0320	07/19/44	119,566
3,176,698	DSLA Mortgage Loan Trust 2007-AR1 Series 2007-AR1 2A1B(a)(h)	US0001M + 0.180%	5.3370	04/19/47	3,280,511
814,399	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(a),(c)	US0001M + 2.550%	7.7000	05/25/39	811,973
2,930,685	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(a)	US0001M + 0.280%	5.4300	04/25/37	3,676,474
440,787	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(a)	US0001M + 3.900%	9.0500	12/25/34	423,095
457,005	Equity One Mortgage Pass-Through Trust 2004-3 Series 2004-3 M3(e)		3.9270	07/25/34	359,652
125,481	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(d)		2.5180	12/25/42	98,724
432,100	Finance America Mortgage Loan Trust 2004-1 Series 2004-1 M6(a)	US0001M + 2.175%	7.3250	06/25/34	371,101
209,245	Finance America Mortgage Loan Trust 2004-2 Series 2004-2 M2(a)	US0001M + 0.900%	6.0500	08/25/34	191,311
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(a)	US0001M + 1.575%	6.7250	02/25/33	520,514
274,373	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(a)	US0001M + 2.475%	7.6250	10/25/33	232,268
883,006	First Franklin Mortgage Loan Trust 2003-FFH1 Series 2003-FFH1 M2(a)	US0001M + 2.625%	7.7750	09/25/33	763,586
2,832,085	First Franklin Mortgage Loan Trust 2003-FFH2 Series 2003-FFH2 M2(a)	US0001M + 2.370%	7.5200	02/25/34	2,653,973
2,605,375	First Franklin Mortgage Loan Trust 2004-FF10 Series 2004-FF10 M2(a)	US0001M + 2.325%	7.4750	05/25/34	1,900,798
368,593	First Franklin Mortgage Loan Trust 2004-FF5 Series 2004-FF5 M6(a)	US0001M + 2.400%	7.5500	08/25/34	333,223
1,041,193	First Franklin Mortgage Loan Trust 2004-FF7 Series 2004-FF7 B(e)		5.5000	09/25/34	953,631
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7 Series 2004-FF7 M5(a)	US0001M + 2.175%	7.3250	09/25/34	1,257,895
913,553	First Franklin Mortgage Loan Trust 2004-FFH4 Series 2004-FFH4 M8(a)	US0001M + 2.700%	7.8500	01/25/35	710,669
5,023,118	First Franklin Mortgage Loan Trust 2005-FF9 Series 2005-FF9 M1(a)(h)	US0001M + 0.810%	5.9600	10/25/35	5,245,747
4,626,819	First Franklin Mortgage Loan Trust 2006-FF10 Series 2006-FF10 M1(a)	US0001M + 0.270%	5.4200	07/25/36	5,575,849
4,341,022	First Franklin Mortgage Loan Trust 2006-FF11 Series 2006-FF11 M1(a)(h)	US0001M + 0.375%	5.5250	08/25/36	3,760,579
3,970,212	First NLC Trust 2005-1 Series 2005-1 M2(a)	US0001M + 0.645%	2.2940	05/25/35	2,987,898
54,487	Fremont Home Loan Trust 2004-B Series 2004-B M6(a)	US0001M + 2.325%	7.4750	05/25/34	37,441
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(a)	US0001M + 1.725%	6.8750	08/25/34	358
315,936	GE Capital Mortgage Funding Corp 1999-HE3 Trust Series 1999-HE3 M(d)		7.7750	10/25/29	312,074

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
64,841	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(d)		7.9050	07/25/29	$ 33,991
1,218,718	Global Mortgage Securitization Ltd. Series 2005-A B1(c)		5.2500	04/25/32	1,185,257
3,058	GreenPoint Mortgage Funding Trust 2006-AR3 Series 2006-AR3 3A1(a)	US0001M + 0.460%	5.6100	04/25/36	5,163
4,769,574	GreenPoint Mortgage Funding Trust Series 2006-AR6 Series 2006-AR6 A3A(a)(h)	US0001M + 0.220%	5.5900	10/25/46	4,579,658
1,560,746	GreenPoint Mortgage Funding Trust Series 2006-AR6 Series 2006-AR6 A4(a)	US0001M + 0.340%	5.8300	10/25/46	1,023,750
334,211	GreenPoint Mortgage Loan Trust 2004-1 Series 2004-1 A(a)	US0001M + 1.150%	6.3000	10/25/34	262,704
1,250,000	GS Mortgage Securities Corp Trust 2018-3PCK Series 2018-3PCK D(a),(c)	US0001M + 4.000%	9.6930	09/15/31	1,156,768
6,330,242	GS Mortgage Securities Corporation II Series 2018-SRP5 A(a),(c)	US0001M + 1.550%	6.9930	09/15/31	5,183,828
1,201,173	GS Mortgage Securities Trust 2007-GG10 Series 2007-GG10 AJ(d)		5.8140	08/10/45	258,252
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(c),(d)		4.8420	06/10/47	2,596,276
3,790,000	GS Mortgage Securities Trust 2014-GC26 Series 2014-GC26 D(c),(d)		4.6620	11/10/47	2,352,245
3,000,000	GS Mortgage Securities Trust 2016-GS4 Series 2016-GS4 D(c),(d)		3.2330	11/10/49	1,977,120
52,276	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(a)	US0001M + 0.160%	5.3100	03/25/36	18,991
166,297	GSAMP Trust 2004-OPT Series 2004-OPT B2(a)	US0001M + 2.550%	3.3320	11/25/34	118,734
89,597	GSAMP Trust 2004-WF Series 2004-WF B1(a)	US0001M + 2.475%	7.6250	10/25/34	90,050
1,665,075	GSAMP Trust 2006-NC1 Series 2006-NC1 M2(a)(h)	US0001M + 0.570%	5.7200	02/25/36	1,572,235
2,000,000	GSAMP Trust 2007-SEA1 Series 2007-SEA1 M1(c),(e)		5.5000	12/25/36	1,901,980
1,383,250	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(c),(d)		7.0340	06/25/43	144,600
203,942	GSR Mortgage Loan Trust 2003-1 Series 2003-1 A11(a)	H15T1Y + 1.750%	6.7800	03/25/33	196,403
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	147,949
13,631	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(d)		4.2350	06/25/34	13,113
2,027,551	GSR Mortgage Loan Trust 2006-4F Series 2006-4F 4A1(a)	US0001M + 0.350%	5.5000	05/25/36	349,620
1,044,533	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(a)	US0001M + 0.350%	5.5000	10/25/36	97,364
17,405	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(a)	US0001M + 0.780%	5.9300	12/25/35	6,248
100,374	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 2A1(d)		3.5300	04/25/36	68,627
1,210,322	GSR Mortgage Loan Trust 2006-OA1 Series 2006-OA1 2A2(a)	US0001M + 0.520%	5.6700	08/25/46	317,881
462,323	HarborView Mortgage Loan Trust 2005-12 Series 2005-12 1A1A(a)	12MTA + 2.000%	5.9760	10/19/35	259,968
3,492,306	HarborView Mortgage Loan Trust 2005-13 Series 2005-13 2A11(a)	US0001M + 0.560%	5.7170	02/19/36	1,639,998
119,193	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 A1B(a)	US0006M + 0.760%	6.4260	07/19/45	97,281
1,328,592	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 B1(a)	US0006M + 0.825%	6.4910	07/19/45	991,775
15,554,294	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(b),(d)		0.0001	09/19/35	156
11,497,936	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(b),(d)		0.0001	03/19/36	115
3,979,406	HarborView Mortgage Loan Trust 2006-10 Series 2006-10 2A1B(a)(h)	US0001M + 0.240%	5.3970	11/19/36	3,508,629

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
1,370,551	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A13(a)	US0001M + 0.240%	5.6370	12/19/36	$ 1,362,982
1,014,149	HarborView Mortgage Loan Trust 2006-14 Series 2006-14 2A1B(a)	US0001M + 0.200%	5.5570	02/19/37	1,501,309
109,353	HarborView Mortgage Loan Trust 2006-7 Series 2006-7 2A1A(a)	US0001M + 0.400%	5.5460	09/19/46	100,943
2,086,590	HarborView Mortgage Loan Trust 2007-1 Series 2007-1 2A1B(a)	US0001M + 0.360%	5.5170	03/19/37	2,951,444
1,684,344	HarborView Mortgage Loan Trust 2007-3 Series 2007-3 2A1B(a)	US0001M + 0.230%	5.6170	05/19/47	1,383,901
4,325,656	HarborView Mortgage Loan Trust 2007-7 Series 2007-7 2A1B(a)	US0001M + 1.000%	6.1500	10/25/37	3,766,140
8,113,000	HMH Trust Series 2017-NSS E(c)		6.2920	07/05/31	5,528,668
850,000	HMH Trust 2017-NSS Series 2017-NSS A(c)		3.0620	07/05/31	794,113
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(c)		8.4800	07/05/31	1,670,676
230,058	Home Equity Asset Trust Series 2002-4 M2(a)	US0001M + 2.550%	7.7000	03/25/33	215,671
135,035	Home Equity Asset Trust Series 2003-8 M3(a)	US0001M + 2.350%	7.5000	04/25/34	129,059
296,287	Home Equity Asset Trust Series 2003-8 B1(a)	US0001M + 2.500%	7.6500	04/25/34	280,527
210,408	Home Equity Asset Trust Series 2004-3 B1(a)	US0001M + 2.600%	7.7500	08/25/34	609,324
770,660	Home Equity Asset Trust Series 2004-8 M4(a)	US0001M + 1.500%	6.6500	03/25/35	720,767
180,157	Home Equity Asset Trust 2002-2 Series 2002-2 M2(a)	US0001M + 1.850%	6.9880	06/25/32	163,605
215,407	Home Equity Asset Trust 2004-6 Series 2004-6 M5(a)	US0001M + 1.650%	6.8000	12/25/34	208,173
1,142,899	Home Equity Asset Trust 2005-4 Series 2005-4 M7(a)	US0001M + 1.680%	4.2790	10/25/35	1,170,026
9,213,191	Home Equity Loan Trust Series 2007-FRE1 M1(a)(h)	US0001M + 0.500%	5.6500	04/25/37	9,614,785
464,290	Home Equity Mortgage Loan Asset-Backed Trust Series 2001-C M2(a)	US0001M + 2.175%	7.3250	12/25/32	468,447
105,693	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(e)		4.9950	04/25/33	151,648
156,564	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M4(a)	US0001M + 1.425%	4.1000	03/25/35	134,970
344,441	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M5(a)	US0001M + 1.575%	4.1000	03/25/35	293,883
293,558	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M6(a)	US0001M + 1.875%	4.1000	03/25/35	246,544
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(a)	US0001M + 0.660%	5.8100	03/25/36	126,181
161,313	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-E 2A2(a)	US0001M + 0.120%	5.2700	04/25/37	111,459
90,363	HomeBanc Mortgage Trust 2004-2 Series 2004-2 M1(a)	US0001M + 0.975%	6.1250	12/25/34	83,924
44,806	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B2(a)	US0001M + 1.950%	2.1580	03/25/35	28,676
343,322	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(a)	US0001M + 1.875%	2.1580	03/25/35	219,933
5,046,654	HSI Asset Securitization Corp Trust 2007-WF1 Series 2007-WF1 M2(a)(h)	US0001M + 0.270%	5.5550	05/25/37	5,214,445
1,846,000	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HB10 A10(c)		4.1540	08/05/34	1,568,498
635,858	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HBFL BFL(a),(c)	US0001M + 2.400%	7.5630	08/05/34	591,214
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(e)		7.5300	06/20/29	420,531
700	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(e)		6.5600	03/15/37	684
309,912	Impac CMB Trust Series 2004-11 Series 2004-11 2A2(a)	US0001M + 0.740%	5.8900	03/25/35	279,885

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
31,709	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(a)	US0001M + 2.250%	7.4000	09/25/34	$ 31,162
226,431	Impac CMB Trust Series 2005-2 Series 2005-2 1M1(a)	US0001M + 0.645%	5.7950	04/25/35	208,506
387,144	Impac CMB Trust Series 2005-2 Series 2005-2 1M3(a)	US0001M + 0.765%	5.9150	04/25/35	352,252
70,597	Impac CMB Trust Series 2005-2 Series 2005-2 2M2(a)	US0001M + 1.125%	6.2750	04/25/35	64,086
47,065	Impac CMB Trust Series 2005-2 Series 2005-2 2B(a)	US0001M + 2.475%	7.6250	04/25/35	45,076
3,347	Impac CMB Trust Series 2005-6 Series 2005-6 2B2(a)	US0001M + 3.375%	8.5250	10/25/35	3,278
217,153	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	127,077
900,165	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(e)		5.5340	03/25/34	767,327
1,555,800	IndyMac IMJA Mortgage Loan Trust 2007-A1 Series 2007-A1 A4		6.0000	08/25/37	659,738
1,473,485	IndyMac IMJA Mortgage Loan Trust 2007-A3 Series 2007-A3 A1		6.2500	11/25/37	700,735
4,465,019	IndyMac IMSC Mortgage Loan Trust 2007-HOA1 Series 2007-HOA1 A22(a)	US0001M + 0.180%	5.5100	07/25/47	3,202,708
76,073	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(d)		3.6770	12/25/36	64,951
969,683	IndyMac INDX Mortgage Loan Trust 2004-AR13 Series 2004-AR13 B1(d)		3.4280	01/25/35	750,419
1,398,105	IndyMac INDX Mortgage Loan Trust 2004-AR14 Series 2004-AR14 2A1A(a)	US0001M + 0.720%	5.8700	01/25/35	1,008,787
96,058	IndyMac INDX Mortgage Loan Trust 2004-AR5 Series 2004-AR5 2A1B(a)	US0001M + 0.800%	5.9500	08/25/34	82,705
746,495	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 2A(d)		4.3250	10/25/34	705,016
902,214	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(a)	US0001M + 1.800%	6.9500	11/25/34	646,512
200,568	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(a)	US0001M + 0.780%	5.9300	02/25/35	145,297
282,752	IndyMac INDX Mortgage Loan Trust 2005-AR23 Series 2005-AR23 2A1(d)		3.7460	11/25/35	227,584
302,190	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(a)	US0001M + 0.560%	5.7100	03/25/35	295,966
227,331	IndyMac INDX Mortgage Loan Trust 2006-AR21 Series 2006-AR21 A1(a)	US0001M + 0.240%	5.3900	08/25/36	207,226
499,411	IndyMac INDX Mortgage Loan Trust 2006-AR29 Series 2006-AR29 A2(a)	US0001M + 0.160%	5.3100	11/25/36	482,013
611,917	IndyMac INDX Mortgage Loan Trust 2006-AR29 Series 2006-AR29 A3(a)	US0001M + 0.340%	5.4900	11/25/36	593,697
38,435	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(d)		3.3520	05/25/36	33,485
75,115	IndyMac INDX Mortgage Loan Trust 2006-AR6 Series 2006-AR6 2A1A(a)	US0001M + 0.400%	5.5500	06/25/46	60,098
178,299	IndyMac INDX Mortgage Loan Trust 2006-AR8 Series 2006-AR8 A3A(a)	US0001M + 0.460%	5.6100	07/25/46	216,081
1,368,848	IndyMac INDX Mortgage Loan Trust 2007-FLX3 Series 2007-FLX3 A2(a)	US0001M + 0.270%	5.6900	06/25/37	1,556,852
841	Irwin Home Equity Loan Trust 2006-1 Series 2006-1 1A1(a),(c)	US0001M + 0.420%	5.5700	09/25/35	841
367,223	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(d)		3.9790	05/25/36	209,862
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(a),(c)	US0001M + 2.550%	7.7430	04/15/31	44,800
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(a),(c)	US0001M + 3.370%	8.5630	04/15/31	18,090

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(d)		4.3070	04/15/46	$ 1,174,274
902,061	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 AMS		5.3370	05/15/47	840,283
3,103,822	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(c)		3.9100	05/05/30	2,439,083
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(d)		4.1680	02/25/35	835,331
58,746	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(d)		3.8510	10/25/36	42,459
140,259	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(d)		3.8660	01/25/37	113,652
131,374	JP Morgan Mortgage Trust 2006-S3 Series 2006-S3 1A12		6.5000	08/25/36	47,540
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(c),(d)		3.7740	10/15/48	685,353
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(c),(d)		4.8590	03/15/49	2,230,527
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series 2016-C2 D(c),(d)		3.4820	06/15/49	1,266,920
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Series 2007-2A M2(a),(c)	US0001M + 0.600%	5.7500	06/25/37	3,890,674
1,718,562	Lehman Mortgage Trust 2005-3 Series 2005-3 1A5		5.5000	01/25/36	898,223
38,914	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	33,097
4,774,242	Lehman Mortgage Trust 2007-5 Series 2007-5 10A2(a),(b)	US0001M + 6.340%	1.1900	06/25/37	567,416
138,324	Lehman XS Trust 2007-1 Series 2007-1 1A4(a)	US0001M + 0.460%	5.6100	02/25/37	103,724
889,328	Lehman XS Trust 2007-6 Series 2007-6 2A1(a)	US0001M + 0.420%	5.5700	05/25/37	742,307
1,304,347	Lehman XS Trust Series 2005-5N Series 2005-5N 3A3C(a)	US0001M + 0.500%	5.6500	11/25/35	778,113
1,631,292	Lehman XS Trust Series 2006-18N Series 2006-18N A4(a)	US0001M + 0.190%	5.5300	12/25/36	1,293,696
660,323	Lehman XS Trust Series 2007-12N Series 2007-12N 1A3A(a)	US0001M + 0.200%	5.5500	07/25/47	639,187
126,963	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(a)	US0001M + 0.850%	6.8500	09/25/47	109,836
813,805	Lehman XS Trust Series 2007-7N Series 2007-7N 1A2(a)	US0001M + 0.240%	5.6300	06/25/47	725,569
436,496	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(a)	US0001M + 0.350%	5.5000	03/25/36	43,644
283,723	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(a)	US0001M + 0.400%	5.5500	03/25/36	28,725
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(a)	US0001M + 2.100%	7.2500	07/25/34	114,338
106,409	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M8(a)	US0001M + 3.750%	8.9000	09/25/34	87,772
53,090	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(a)	US0001M + 1.500%	6.6500	09/25/34	53,938
662,362	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M8(a)	US0001M + 2.850%	8.0000	09/25/34	525,685
59,932	Mastr Asset Backed Securities Trust 2005-NC1 Series 2005-NC1 M5(a)	US0001M + 1.200%	6.3500	12/25/34	59,157
368,435	MASTR Asset Securitization Trust 2004-1 Series 2004-1 B1(d)		5.4920	02/25/34	299,415
42,744	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	3,830

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
332,556	Mastr Specialized Loan Trust Series 2005-2 B(c),(e)		6.2500	07/25/35	$ 309,133
626,057	Mellon Residential Funding Cor Mor Pas Thr Tr Ser Series 1999-TBC3 A2(d)		5.6320	10/20/29	633,525
781,734	MERIT Securities Corporation Series 12-1 1M2(e)		8.3500	07/28/33	700,668
587,975	Merrill Lynch Alternative Note Asset Trust Series Series 2007-OAR4 A1(a)	US0001M + 0.250%	5.6500	08/25/37	513,153
50,863	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A1 M2(d)		4.4050	12/25/32	47,910
1,088,197	Merrill Lynch Mortgage Investors Trust Series Series 2003-HE1 M2(a)	US0001M + 2.475%	7.6250	07/25/34	1,055,322
3,520,737	Merrill Lynch Mortgage Investors Trust Series Series 2005-A6 M2(a)	US0001M + 0.975%	6.1250	08/25/35	3,071,275
699,080	Merrill Lynch Mortgage Investors Trust Series Series 2004-HE2 B3(a)	US0001M + 5.250%	10.4000	08/25/35	664,593
101,513	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 M2(a)	US0001M + 0.795%	5.9450	09/25/35	99,580
1,092,952	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 B5(a),(c)	US0001M + 5.625%	10.7750	09/25/35	1,016,601
122,683	Merrill Lynch Mortgage Investors Trust Series Series 2005-NC1 B2(a)	US0001M + 1.950%	7.1000	10/25/35	115,738
4,015,588	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(b),(d)		0.1020	01/25/29	17,441
287,905	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(d)		2.9120	09/25/37	62,858
29,829	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(d)		4.1360	02/25/34	21,276
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10 Series 2003-NC10 B2(a)	US0001M + 5.625%	10.7750	10/25/33	781,854
420,215	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B1(a)	US0001M + 5.400%	10.5500	09/25/33	401,525
568,546	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B2(a)	US0001M + 5.625%	10.7750	09/25/33	507,759
22,217	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(a)	US0001M + 1.725%	6.8750	07/25/34	21,850
492,840	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE2 Series 2005-HE2 M5(a)	US0001M + 1.020%	6.1700	01/25/35	416,022
1,100,106	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC1 Series 2005-NC1 M5(a)	US0001M + 1.095%	6.2450	01/25/35	985,899
1,887,950	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC2 Series 2005-NC2 M6(a)	US0001M + 1.035%	6.1850	03/25/35	1,465,566
189,360	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(a)	US0001M + 1.050%	6.2000	04/25/35	176,139
267,971	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE3 Series 2007-HE3 A2A(a)	US0001M + 0.060%	5.2100	12/25/36	133,247
2,667,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 D(c),(d)		4.3320	02/15/46	1,912,532
100,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(d)		4.2000	07/15/46	80,659

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(c)		2.8770	05/15/49	$ 1,097,038
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(c),(d)		3.0000	09/15/49	1,985,817
4,566,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 D(c),(d)		3.0000	11/15/49	2,591,849
750,000	Morgan Stanley Capital I Trust 2019-BPR Series 2019-BPR D(a),(c)	US0001M + 4.500%	9.6930	05/15/36	692,192
109,000	Morgan Stanley Capital I Trust 2019-MEAD Series 2019-MEAD B(c),(d)		3.2830	11/10/36	100,148
2,047,489	Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 A3(a)	US0001M + 0.150%	5.3000	11/25/36	723,497
427,732	Morgan Stanley Mortgage Loan Trust 2004-11AR Series 2004-11AR 1B1(a)	US0001M + 0.600%	5.7500	01/25/35	339,886
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A4(a),(i)	US0001M + 0.640%	5.7900	04/25/37	808,834
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A6(a),(i)	US0001M + 0.640%	5.7900	04/25/37	203,141
75,221	MortgageIT Trust 2005-2 Series 2005-2 1M2(a)	US0001M + 0.810%	5.9600	05/25/35	72,469
22,247	MortgageIT Trust 2005-2 Series 2005-2 2M2(a)	US0001M + 1.650%	6.8200	05/25/35	20,254
817,812	New Century Home Equity Loan Trust 2003-6 Series 2003-6 M4(a)	US0001M + 4.763%	9.9130	01/25/34	833,743
5,590	New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2(a)	US0001M + 2.025%	7.1750	05/25/34	6,063
955,401	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(a)	US0001M + 3.000%	8.1500	01/25/33	819,805
174,454	New Century Home Equity Loan Trust Series 2003-3 Series 2003-3 M6(a)	US0001M + 5.625%	10.7750	07/25/33	193,734
29,202	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M5(e)		4.8050	11/25/33	24,454
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(c),(e)		4.8050	11/25/33	1,591,232
994,883	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(a)	US0001M + 0.650%	5.8000	04/25/37	2,360,504
123,859	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(a)	US0001M + 1.100%	6.2500	08/25/34	130,991
224,471	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(d)		5.0260	06/25/36	168,460
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1 Series 2004-1 B1(a)	US0001M + 2.550%	7.7000	06/25/34	1,253,599
98,506	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(a)	US0001M + 2.775%	7.9250	12/25/34	85,978
258,885	NovaStar Mortgage Funding Trust Series 2006-MTA1 Series 2006-MTA1 2A1A(a)	US0001M + 0.380%	0.4400	09/25/46	248,294
1,899,923	Oakwood Mortgage Investors, Inc. Series 2002-A M1(d)		7.7600	03/15/32	1,840,412
233,541	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(a)	US0001M + 2.025%	7.1750	01/25/34	191,095
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(a)	US0001M + 2.475%	7.6250	01/25/34	243,498
53,564	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M2(a)	US0001M + 1.575%	6.7250	05/25/34	51,614
554,493	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(a)	US0001M + 2.700%	7.8500	05/25/34	474,077
4,297,823	OPTONE 68402SAC3 DEL TR 2016-1 Series 2016-1A SAC3(b),(c),(d)		3.9330	02/26/38	2,142,628

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
169,021	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(d)		7.8200	03/15/32	$ 154,499
931,166	Ownit Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(a)	US0001M + 2.775%	7.9250	07/25/35	1,128,940
3,825,290	Ownit Mortgage Loan Trust Series 2006-3 Series 2006-3 M1(a)	US0001M + 0.495%	5.6450	03/25/37	3,608,824
4,387,000	Palisades Center Trust Series 2016-PLSD A(c)		2.7130	04/13/33	2,430,995
1,314,464	Park Place Securities Inc Asset-Backed Series 2004-WHQ1 M7(a)	US0001M + 2.775%	7.9250	09/25/34	1,101,191
3,253,699	Park Place Securities Inc Asset-Backed Series 2005-WCW1 M5(a)	US0001M + 0.990%	6.1400	09/25/35	2,663,986
189,648	People's Choice Home Loan Securities Trust Series Series 2004-2 M3(a)	US0001M + 1.725%	6.8750	10/25/34	167,685
1,316,933	People's Choice Home Loan Securities Trust Series Series 2004-2 M5(a)	US0001M + 2.700%	7.8500	10/25/34	845,967
17,720	Popular A.B.S Mortgage Pass-Through Trust 2005-5 Series 2005-5 AF4(e)		3.4880	11/25/35	17,364
2,373,526	Popular A.B.S Mortgage Pass-Through Trust 2006-C Series 2006-C M2(a)	US0001M + 0.430%	5.7950	07/25/36	2,462,889
695,000	Prime Mortgage Trust 2006-CL1 Series 2006-CL1 M3(a)	US0001M + 0.720%	5.8700	02/25/35	562,402
234,000	Provident Bank Home Equity Loan Trust 1998-4 Series 1998-4 A9(a)	US0001M + 3.500%	8.6500	01/25/30	213,571
483,289	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A3(a)	US0001M + 0.390%	5.5400	01/25/31	397,896
165,610	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(a)	US0001M + 0.420%	5.5700	01/25/31	136,293
1,389,620	Quest Trust Series 2003-X4A M2(a),(c)	US0001M + 5.250%	3.8210	12/25/33	1,145,006
197,505	Quest Trust Series 2003-X3 M3(a),(c)	US0001M + 4.875%	10.0250	02/25/34	213,648
1,118,940	Quest Trust Series 2004-X2 M3(a),(c)	US0001M + 3.225%	8.3750	06/25/34	1,008,435
325,067	RAAC Series 2004-SP3 Trust Series 2004-SP3 MII4(a)	US0001M + 2.775%	7.9250	09/25/34	209,474
474,213	RAAC Series 2005-SP2 Trust Series 2005-SP2 2A(a)	US0001M + 0.600%	5.7500	06/25/44	393,322
200,749	RAAC Series 2006-SP1 Trust Series 2006-SP1 M2(a)	US0001M + 0.825%	5.9750	09/25/45	141,462
428,928	RAAC Series 2007-RP4 Trust Series 2007-RP4 A(a),(c)	US0001M + 0.350%	5.8500	11/25/46	399,761
4,397	RALI Series 2003-QS9 Trust Series 2003-QS9 A2(a)	US0001M + 0.450%	5.6000	05/25/30	3,976
3,411,982	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(a)	US0001M + 0.380%	5.5300	08/25/35	1,262,812
193,492	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	171,228
1,691,461	RALI Series 2006-QA8 Trust Series 2006-QA8 A1(a)	US0001M + 0.380%	5.5300	09/25/36	1,488,678
1,579,425	RALI Series 2006-QO7 Trust Series 2006-QO7 1A1(a)	12MTA + 0.800%	4.5430	09/25/46	1,340,657
330,955	RALI Series 2006-QO8 Trust Series 2006-QO8 1A3A(a)	US0001M + 0.400%	5.5500	10/25/46	310,757
34,214,659	RALI Series 2006-QS12 Trust Series 2006-QS12 AV(b),(d),(i)		0.4640	09/25/36	435,898
272,822	RALI Series 2006-QS16 Trust Series 2006-QS16 A10		6.0000	11/25/36	218,542
144,138	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(a)	US0001M + 0.400%	5.5500	06/25/36	104,041
1,750,645	RALI Series 2007-QH3 Trust Series 2007-QH3 A2(a)	US0001M + 0.210%	5.5700	04/25/37	3,804,231
545,911	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(a)	US0001M + 0.250%	5.6500	06/25/37	334,579
622,410	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(a)	US0001M + 0.540%	5.6900	08/25/37	364,420

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
358,780	RAMP Series 2003-RS7 Trust Series 2003-RS7 MII3(a)	US0001M + 3.600%	4.5550	08/25/33	$ 308,613
386,390	RAMP Series 2003-RS9 Trust Series 2003-RS9 MII2(a)	US0001M + 1.800%	4.7930	10/25/33	361,926
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(a)	US0001M + 1.900%	8.0000	10/25/31	5,653
1,000,000	RAMP Series 2005-EFC4 Trust Series 2005-EFC4 M5(a)	US0001M + 0.630%	6.0950	09/25/35	944,794
250,953	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(a)	US0001M + 0.500%	5.9000	09/25/35	244,246
889,570	RAMP Series 2006-RS1 Trust Series 2006-RS1 M1(a)	US0001M + 0.410%	5.7650	01/25/36	684,403
2,383,999	RAMP Series 2006-RZ2 Trust Series 2006-RZ2 M2(a)	US0001M + 0.340%	5.6600	05/25/36	2,692,579
218,045	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(a)	US0001M + 0.370%	5.8900	05/25/37	190,757
352,889	RASC Series 2003-KS4 Trust Series 2003-KS4 AIII(a)	US0001M + 0.290%	5.7300	06/25/33	344,904
1,264,009	RASC Series 2005-KS12 Trust Series 2005-KS12 M5(a)	US0001M + 0.670%	6.1550	01/25/36	1,063,145
360,626	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(a)	US0001M + 5.250%	10.4000	12/25/32	231,650
350,719	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(a)	US0001M + 3.000%	3.8230	08/25/33	301,323
9,138,303	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(b),(c),(d)		1.1130	03/25/35	387,450
9,139,801	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(b),(c),(d)		0.7010	06/25/35	307,969
9,980,077	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(b),(d),(i)		0.8400	01/25/36	341,428
899,905	Residential Asset Securitization Trust 2003-A4 Series 2003-A4 B1		5.7500	05/25/33	625,774
15,273,773	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(b),(d),(i)		0.3520	10/25/35	130,255
265,324	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	123,673
1,790,110	Residential Asset Securitization Trust 2007-A1 Series 2007-A1 A1		6.0000	03/25/37	613,262
1,597,913	Residential Asset Securitization Trust 2007-A8 Series 2007-A8 1A1		6.0000	08/25/37	919,211
2,243,314	Residential Asset Securitization Trust 2007-A9 Series 2007-A9 AX(b),(d)		7.0000	09/25/37	692,130
1,137,923	RFMSI Series 2007-S6 Trust Series 2007-S6 2A5(a)	US0001M + 0.500%	5.6500	06/25/37	715,884
131,650	SACO I Trust 2006-3 Series 2006-3 A1(a)	US0001M + 0.360%	5.5100	04/25/36	203,535
41,498	SACO I Trust 2006-6 Series 2006-6 A(a)	US0001M + 0.260%	5.4100	06/25/36	59,996
163,547	SACO I, Inc. Series 1999-3 1B1(c),(d),(i)		5.0930	04/25/39	146,506
719,805	SASCO Mortgage Loan Trust 2004-GEL2 Series 2004-GEL2 M4(e)		5.5000	05/25/34	637,601
618,856	SASCO Mortgage Loan Trust 2004-GEL2 Series 2004-GEL2 M3(e)		5.5000	07/19/44	575,500
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(a)	US0001M + 1.905%	3.8310	08/25/35	50,194
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(a)	US0001M + 3.525%	1.9420	05/25/35	93,510
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(a),(c)	US0001M + 3.000%	8.1500	12/25/37	2,570,526
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(a)	US0001M + 3.000%	8.1500	02/25/34	30,717
63,737	Securitized Asset Backed Receivables, LLC Trust Series 2004-OP2 M3(a)	US0001M + 2.025%	7.1750	08/25/34	60,909
141,886	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(a)	US0001M + 1.680%	6.8300	09/25/34	142,095
90,735	Sequoia Mortgage Trust 9 Series 9 B1(a)	US0001M + 1.125%	6.2820	09/20/32	78,485

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
121,316	SG Mortgage Securities Trust 2006-OPT2 Series 2006-OPT2 A3C(a)	US0001M + 0.150%	5.3000	10/25/36	$ 108,336
60,761	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(a)	US0001M + 1.200%	6.3500	01/25/35	56,938
1,744,432	Soundview Home Loan Trust 2006-2 Series 2006-2 M4(a)	US0001M + 0.705%	5.8550	03/25/36	1,520,854
250,075	Soundview Home Loan Trust 2007-OPT2 Series 2007-OPT2 2A3(a)	US0001M + 0.180%	5.3300	07/25/37	213,038
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(a)	US0001M + 4.500%	9.6500	06/25/34	169,714
517,281	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(a)	US0001M + 2.550%	7.7000	02/25/35	527,264
5,176,235	Starwood Retail Property Trust Series 2014-STAR A(a),(c)	US0001M + 1.470%	6.6640	11/15/27	3,789,246
2,993,787	Structured Adjustable Rate Mortgage Loan Trust Series 2005-10 M1(a)	US0001M + 0.675%	5.8250	06/25/35	2,917,064
1,136,541	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 4A1(d)		3.4830	09/25/35	840,733
473,390	Structured Asset Investment Loan Trust 2003-BC10 Series 2003-BC10 B(a)	US0001M + 4.500%	9.6500	10/25/33	528,255
62,833	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 A2(a)	US0001M + 0.720%	5.8700	04/25/33	61,536
260,149	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 M1(a)	US0001M + 1.380%	6.5300	04/25/33	254,582
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(a)	US0001M + 4.875%	10.0250	06/25/33	161,365
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(a)	US0001M + 2.625%	7.7750	08/25/33	63,172
508,601	Structured Asset Investment Loan Trust 2004-5 Series 2004-5 M7(a)	US0001M + 3.000%	8.1500	05/25/34	423,801
71,562	Structured Asset Investment Loan Trust 2004-9 Series 2004-9 M6(a)	US0001M + 2.775%	7.9250	10/25/34	71,647
512,216	Structured Asset Investment Loan Trust 2004-BNC2 Series 2004-BNC2 M1(a)	US0001M + 1.275%	6.4250	12/25/34	491,434
3,696,742	Structured Asset Investment Loan Trust 2005-9 Series 2005-9 M2(a)	US0001M + 0.675%	5.8250	11/25/35	3,046,440
2,289,139	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(b),(d)		0.3460	07/19/35	29,879
203,972	Structured Asset Mortgage Investments II Trust Series 2006-AR3 11A1(a)	US0001M + 0.420%	5.5700	04/25/36	180,615
3,164,316	Structured Asset Mortgage Investments II Trust Series 2006-AR3 12A3(a)	US0001M + 0.540%	5.6900	05/25/36	2,388,878
36,336,088	Structured Asset Mortgage Investments II Trust Series 2006-AR7 X(b),(i)		0.9000	08/25/36	846,049
12,054	Structured Asset Mortgage Investments II Trust Series AR7 A10(a),(i)	US0001M + 0.400%	5.5500	08/25/36	12,054
1,791,259	Structured Asset Mortgage Investments II Trust Series 2005-AR2 1A1(a)	US0001M + 0.460%	5.6100	05/25/45	1,600,128
943,904	Structured Asset Mortgage Investments II Trust Series 2007-AR7 2A1(d)		3.5350	05/25/47	776,865
33,220,912	Structured Asset Mortgage Investments II Trust Series 2007-AR6 X2(b),(i)		0.5000	08/25/47	617,617
432,679	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(c)		3.3560	04/25/31	428,092
193,879	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(d)		5.5210	03/25/33	175,163
244,615	Structured Asset Securities Corp Mortgage Series 2003-36XS M1(e)		5.3010	11/25/33	204,677

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
273,448	Structured Asset Securities Corp Mortgage Series 2004-6XS M1(e)		5.6700	03/25/34	$ 256,117
3,614,518	Structured Asset Securities Corp Mortgage Loan Series 2006-BC6 M1(a)(h)	US0001M + 0.270%	5.4200	01/25/37	3,523,746
19,004	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	17,363
54,869	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	48,691
460,520	Structured Asset Securities Corporation Series 2005-RF4 B1(c),(d)		4.3800	07/25/35	326,174
447,869	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	204,090
63,566	Terwin Mortgage Trust Series 2004-7HE M1(a),(c)	US0001M + 1.275%	6.4250	07/25/34	58,570
56,726	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(c),(d)		8.0000	12/25/33	54,595
611,431	Terwin Mortgage Trust 2004-18SL Series 2004-18SL 1B4(c),(d)		8.0000	10/25/34	565,037
102,346	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(c),(d),(i)		4.5600	02/25/37	45,630
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE Series 2003-2HE B(d)		3.6800	07/25/34	175,599
11,282	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(c),(d)		8.0000	10/25/34	11,085
745,696	Truman Capital Mortgage Loan Trust Series 2004-1 M3(a),(c)	US0001M + 4.125%	9.2750	01/25/34	793,010
1,493,245	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(d)		7.7500	04/15/30	1,362,297
944,042	Velocity Commercial Capital Loan Trust 2017-2 Series 2017-2 M5(c),(d)		6.4200	11/25/47	726,444
259,544	Velocity Commercial Capital Loan Trust 2017-2 Series 2017-2 M6(c),(d)		7.7500	11/25/47	180,414
47,982	Voyager CNTYW Delaware Trust Series 2009-1 5AX4(b),(c),(d)		32.8800	02/16/36	43,969
24,595,771	WaMu Mortgage Pass-Through Certificates Series Series 2005-AR15 X(b),(d),(i)		0.0001	11/25/45	16,054
439,785	WaMu Mortgage Pass-Through Certificates Series Series 2006-AR4 2A1A(a)	COF 11 + 1.500%	4.2980	05/25/46	374,714
388,828	Washington Mutual Mortgage Pass-Through Series 2006-5 1A2		6.0000	07/25/36	289,999
1,257,193	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(a)	US0001M + 0.370%	5.5200	02/25/37	848,461
342,792	Washington Mutual Mortgage Pass-Through Series 2007-OA1 1A(a)	12MTA + 0.710%	4.4530	12/25/46	287,682
1,900,809	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 2A1(a)	US0001M + 0.060%	3.9110	10/25/36	691,026
1,035,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 C(d)		4.4350	07/15/46	684,411
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(c),(d)		4.4350	07/15/46	1,790,364
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(c)		2.8690	02/15/48	657,240
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(c)		3.7680	02/15/48	1,192,940
2,500,000	Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31 D		3.8520	11/15/48	1,879,030
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 XFG(b),(c),(d),(i)		2.2290	06/15/49	709,430
967,758	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 C(d)		5.2290	06/15/49	748,658

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 103.1% (Continued)
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(c)		2.9420	11/15/59	$ 1,496,885
2,000,000	Wells Fargo Commercial Mortgage Trust 2017-C40 Series 2017-C40 D(c)		2.7000	10/15/50	1,345,482
184,229	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(a)	US0001M + 2.820%	7.9700	10/25/34	184,318
430,628	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(a)	US0001M + 3.750%	8.9000	04/25/35	447,854
1,600,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(c),(d)		4.0360	06/15/46	920,485
1,163,273	WFRBS Commercial Mortgage Trust 2012-C9 Series 2012-C9 D(c),(d)		4.8760	11/15/45	1,065,359
2,971,000	WFRBS Commercial Mortgage Trust 2012-C9 Series 2012-C9 E(c),(d)		4.8760	11/15/45	2,512,759
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(c)		3.2500	06/15/46	1,596,975
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(d)		6.8350	03/25/28	33,194
39,856	Wilshire Mortgage Loan Trust Series 1997-2 M2(d)		7.4250	05/25/28	39,215
189,837	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(a),(c)	US0001M + 0.400%	5.5500	06/25/37	63,051
	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $464,492,490)				432,872,690

	OTHER ASSET BACKED SECURITIES — 0.1%
497,307	Business Loan Express Business Loan Trust 2007-A Series 2007-AA B(a),(c)	US0001M + 1.100%	6.2570	10/20/40	406,738

	TOTAL OTHER ASSET BACKED SECURITIES (Cost $432,673)

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
5,016,722	First American Government Obligations Fund Class X, 5.01% (Cost $5,016,722)(g)	$ 5,016,722

	TOTAL INVESTMENTS - 105.7% (Cost $488,227,654)	$ 443,605,511
	REVERSE REPURCHASE AGREEMENTS – (5.8)%	(24,441,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%	628,170
	NET ASSETS - 100.0%	$ 419,792,681

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
COF 11	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Interest only securities.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023 the total market value of 144A securities is $119,995,596 or 28.6% of net assets.
(d)	Variable rate security; the rate shown represents the rate on June 30, 2023.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2023.
(f)	Zero coupon bond.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(h)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.
(i)	Illiquid security. Total illiquid securities represent 1.7% of net assets as of June 30, 2023.